Consolidated Portfolio of Investments
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Funds 10.0%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(a)	585,696	12,768,173
Vanguard REIT ETF	138,039	12,872,137
Total Exchange-Traded Funds (Cost $25,204,141)		25,640,310

Foreign Government Obligations(b),(c) 3.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.1%
Canadian Government Bond
06/01/2028	2.000%	CAD	384,000	304,768
France 0.3%
French Republic Government Bond OAT(d)
10/25/2027	2.750%	EUR	199,000	273,796
11/25/2028	0.750%	EUR	190,000	227,625
05/25/2045	3.250%	EUR	55,000	101,992
05/25/2048	2.000%	EUR	57,000	87,373
Total				690,786
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(d)
09/01/2028	4.750%	EUR	181,000	266,880
09/01/2046	3.250%	EUR	132,000	189,099
03/01/2047	2.700%	EUR	137,000	180,172
Total				636,151
Japan 0.6%
Japan Government 20-Year Bond
06/20/2039	0.300%	JPY	33,250,000	313,264
Japan Government 30-Year Bond
06/20/2048	0.700%	JPY	45,750,000	464,193
09/20/2048	0.900%	JPY	7,150,000	76,195
03/20/2049	0.500%	JPY	39,350,000	377,784
06/20/2049	0.400%	JPY	22,900,000	213,453
Japan Government Thirty-Year Bond
12/20/2048	0.700%	JPY	11,950,000	120,725
Total				1,565,614
Malaysia 0.3%
Malaysia Sovereign Sukuk Bhd(d)
04/22/2025	3.043%		600,000	622,706
Malaysia Sukuk Global Bhd(d)
04/27/2026	3.179%		200,000	209,714
Total				832,420
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.4%
New Zealand Government Bond
04/15/2025	2.750%	NZD	645,000	444,288
04/20/2029	3.000%	NZD	399,000	292,897
New Zealand Government Bond(d)
04/15/2027	4.500%	NZD	457,000	358,834
Total				1,096,019
South Africa 0.7%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	15,820,000	1,165,893
01/31/2030	8.000%	ZAR	11,120,000	685,361
Total				1,851,254
South Korea 0.4%
Korea Treasury Bond
12/10/2028	2.375%	KRW	656,000,000	595,414
06/10/2029	1.875%	KRW	596,000,000	519,801
Total				1,115,215
United Kingdom 0.5%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	425,000	579,290
06/07/2032	4.250%	GBP	204,000	362,081
01/22/2045	3.500%	GBP	124,000	238,945
Total				1,180,316
Total Foreign Government Obligations (Cost $9,050,802)				9,272,543

Inflation-Indexed Bonds(b) 7.0%

Australia 0.3%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	188,623	137,777
08/21/2035	2.000%	AUD	125,196	111,947
08/21/2040	1.250%	AUD	105,118	87,724
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	468,110	379,912
Total				717,360
Brazil 0.1%
Brazil Notas do Tesouro Nacional Serie B
08/15/2026	6.000%	BRL	69,975	202,543
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2019 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.4%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	549,088	535,077
12/01/2031	4.000%	CAD	304,336	333,380
12/01/2036	3.000%	CAD	218,154	240,226
Total				1,108,683
France 0.3%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	119,391	157,659
07/25/2032	3.150%	EUR	85,222	147,819
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	294,085	347,267
07/25/2040	1.800%	EUR	29,902	52,793
Total				705,538
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	119,618	159,518
05/15/2028	1.300%	EUR	104,299	124,781
09/15/2035	2.350%	EUR	53,685	76,357
09/15/2041	2.550%	EUR	39,715	59,102
Total				419,758
Japan 0.5%
Japanese Government CPI-Linked Bond
03/10/2025	0.100%	JPY	35,119,000	334,869
03/10/2026	0.100%	JPY	34,084,176	326,633
03/10/2027	0.100%	JPY	58,701,672	565,433
Total				1,226,935
New Zealand 0.1%
New Zealand Government Inflation-Linked Bond(d)
09/20/2025	2.000%	NZD	374,686	261,983
United Kingdom 2.1%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	305,718	433,715
03/22/2029	0.125%	GBP	464,576	765,535
03/22/2034	0.750%	GBP	306,666	610,443
11/22/2037	1.125%	GBP	224,738	514,734
03/22/2044	0.125%	GBP	322,434	708,646
03/22/2052	0.250%	GBP	540,606	1,403,852
11/22/2056	0.125%	GBP	260,117	714,083
11/22/2065	0.125%	GBP	58,915	190,179
Total				5,341,187
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	879,666	871,119
01/15/2024	0.625%	1,784,651	1,812,497
01/15/2025	0.250%	1,290,151	1,293,730
07/15/2027	0.375%	871,603	884,668
01/15/2028	0.500%	815,485	833,996
07/15/2028	0.750%	485,512	509,622
01/15/2029	0.875%	981,562	1,041,565
02/15/2042	0.750%	183,946	193,606
02/15/2043	0.625%	179,669	183,366
02/15/2045	0.750%	164,524	172,083
02/15/2048	1.000%	148,784	166,049
Total			7,962,301
Total Inflation-Indexed Bonds (Cost $17,125,030)			17,946,288

Residential Mortgage-Backed Securities - Agency 2.9%

Federal National Mortgage Association(e)
10/17/2034	2.500%	530,000	534,503
10/17/2034- 11/13/2049	3.000%	1,260,000	1,280,456
10/10/2049	4.500%	650,000	684,421
11/13/2049	3.500%	1,525,000	1,564,465
11/13/2049	4.000%	1,410,000	1,463,756
11/13/2049	5.000%	150,000	160,764
Government National Mortgage Association(e)
10/21/2049	3.500%	1,500,000	1,557,507
10/21/2049	4.000%	200,000	209,562
Total Residential Mortgage-Backed Securities - Agency (Cost $7,449,585)			7,455,434

U.S. Treasury Obligations 4.8%

U.S. Treasury
11/30/2024	2.125%	200	206
08/31/2026	1.375%	3,171,000	3,119,967
08/15/2027	2.250%	500,000	522,734
11/15/2027	2.250%	1,054,900	1,103,689
02/15/2028	2.750%	1,004,400	1,090,559
05/15/2028	2.875%	971,900	1,066,812
11/15/2028	3.125%	911,000	1,022,882
02/15/2029	2.625%	908,000	982,910
05/15/2029	2.375%	896,000	951,720
08/15/2029	1.625%	2,268,000	2,257,723
Total U.S. Treasury Obligations (Cost $11,796,274)			12,119,202

Options Purchased Calls 0.1%
Value ($)
(Cost $215,063)	210,630

2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2019 (Unaudited)
Money Market Funds 68.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(f),(g)	175,272,487	175,254,960
Total Money Market Funds (Cost $175,256,200)		175,254,960
Total Investments in Securities (Cost: $246,097,095)		247,899,367
Other Assets & Liabilities, Net		7,849,605
Net Assets		255,748,972
At September 30, 2019, securities and/or cash totaling $14,533,401 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
827,000 BRL	201,653 USD	Citi	10/11/2019	2,751	—
461,254,000 KRW	387,332 USD	Citi	10/11/2019	1,894	—
869,438,000 KRW	716,885 USD	Citi	10/11/2019	—	(9,643)
2,738,307,000 JPY	25,440,162 USD	Citi	10/23/2019	75,457	—
42,608,560 USD	384,036,000 NOK	Citi	10/23/2019	—	(378,448)
15,074,000 CHF	15,238,977 USD	Credit Suisse	10/23/2019	105,249	—
34,328,000 GBP	42,459,931 USD	Credit Suisse	10/23/2019	212,305	—
15,228,904 USD	15,074,000 CHF	Credit Suisse	10/23/2019	—	(95,175)
23,888,000 NZD	15,189,973 USD	Goldman Sachs	10/23/2019	223,618	—
31,958,586 USD	50,845,000 NZD	Goldman Sachs	10/23/2019	—	(103,080)
9,927,000 GBP	12,174,622 USD	HSBC	10/11/2019	—	(36,030)
1,185,714,000 JPY	11,158,335 USD	HSBC	10/11/2019	184,897	—
22,756,201 MXN	1,140,187 USD	HSBC	10/11/2019	—	(11,071)
1,132,000 NOK	126,261 USD	HSBC	10/11/2019	1,812	—
3,157,000 NZD	2,009,771 USD	HSBC	10/11/2019	32,422	—
3,513,000 SEK	364,015 USD	HSBC	10/11/2019	6,919	—
319,000 SGD	229,918 USD	HSBC	10/11/2019	—	(907)
2,711,970 USD	2,217,000 GBP	HSBC	10/11/2019	15,039	—
1,428,840 USD	153,295,000 JPY	HSBC	10/11/2019	—	(10,139)
1,129,978 USD	22,834,201 MXN	HSBC	10/11/2019	25,226	—
106,230 USD	967,000 NOK	HSBC	10/11/2019	80	—
1,081,700 USD	9,698,000 NOK	HSBC	10/11/2019	—	(15,521)
1,807,831 USD	2,829,000 NZD	HSBC	10/11/2019	—	(35,921)
763 USD	3,000 PLN	HSBC	10/11/2019	—	(14)
23,729 USD	229,000 SEK	HSBC	10/11/2019	—	(451)
74,230 USD	103,000 SGD	HSBC	10/11/2019	300	—
20,844,000 ZAR	1,363,137 USD	HSBC	10/11/2019	—	(11,388)
2,634,000 AUD	1,783,056 USD	Morgan Stanley	10/11/2019	4,621	—
1,773,000 AUD	1,195,843 USD	Morgan Stanley	10/11/2019	—	(1,259)
2,231,000 CAD	1,677,554 USD	Morgan Stanley	10/11/2019	—	(6,666)
5,659,000 CHF	5,775,758 USD	Morgan Stanley	10/11/2019	100,830	—
376,000 CHF	377,015 USD	Morgan Stanley	10/11/2019	—	(44)
1,957,000 DKK	291,719 USD	Morgan Stanley	10/11/2019	5,800	—
482,000 DKK	70,410 USD	Morgan Stanley	10/11/2019	—	(11)
11,462,000 EUR	12,719,437 USD	Morgan Stanley	10/11/2019	217,109	—
1,253,000 EUR	1,366,443 USD	Morgan Stanley	10/11/2019	—	(283)
24,000 GBP	30,012 USD	Morgan Stanley	10/11/2019	491	—
1,844,000 GBP	2,247,350 USD	Morgan Stanley	10/11/2019	—	(20,852)
5,230,000 HKD	666,830 USD	Morgan Stanley	10/11/2019	—	(564)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,631,000 SEK	1,508,137 USD	Morgan Stanley	10/11/2019	20,896	—
154,940 USD	230,000 AUD	Morgan Stanley	10/11/2019	352	—
894,904 USD	1,322,000 AUD	Morgan Stanley	10/11/2019	—	(2,311)
2,551,730 USD	3,394,000 CAD	Morgan Stanley	10/11/2019	10,458	—
13,611 USD	18,000 CAD	Morgan Stanley	10/11/2019	—	(23)
2,229,897 USD	2,186,000 CHF	Morgan Stanley	10/11/2019	—	(37,745)
68,001 USD	460,000 DKK	Morgan Stanley	10/11/2019	—	(794)
3,820,116 USD	3,489,000 EUR	Morgan Stanley	10/11/2019	—	(14,444)
2,507,007 USD	2,060,000 GBP	Morgan Stanley	10/11/2019	26,885	—
136,723 USD	1,072,000 HKD	Morgan Stanley	10/11/2019	74	—
1,518,427 USD	14,631,000 SEK	Morgan Stanley	10/11/2019	—	(31,186)
7,725,000 ZAR	508,702 USD	Morgan Stanley	10/11/2019	—	(711)
22,458,000 CAD	16,963,477 USD	Morgan Stanley	10/23/2019	6,120	—
367,707,000 SEK	37,750,427 USD	Morgan Stanley	10/23/2019	340,772	—
42,269,404 USD	56,062,000 CAD	Morgan Stanley	10/23/2019	61,317	—
38,079,298 USD	367,707,000 SEK	Morgan Stanley	10/23/2019	—	(669,643)
38,452,000 EUR	42,438,120 USD	UBS	10/23/2019	454,422	—
25,063,684 USD	22,943,000 EUR	UBS	10/23/2019	—	(13,440)
Total				2,138,116	(1,507,764)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	51	12/2019	JPY	790,194,000	3,090	—
Australian 10-Year Bond	24	12/2019	AUD	3,536,383	10,521	—
Canadian Government 10-Year Bond	13	12/2019	CAD	1,853,800	—	(23,510)
Euro Stoxx 50	563	12/2019	EUR	20,014,650	118,027	—
FTSE 100 Index	70	12/2019	GBP	5,168,450	70,868	—
Hang Seng Index	7	10/2019	HKD	9,114,700	—	(9,487)
Long Gilt	8	12/2019	GBP	1,073,920	3,397	—
MSCI EAFE Index Future	172	12/2019	USD	16,326,240	—	(162,941)
MSCI Emerging Markets Index	142	12/2019	USD	7,113,490	—	(172,736)
S&P 500 E-mini	461	12/2019	USD	68,654,425	—	(665,368)
S&P/TSX 60 Index	54	12/2019	CAD	10,757,880	27,724	—
S&P/TSX 60 Index	8	12/2019	CAD	1,593,760	—	(1,627)
SPI 200 Index	29	12/2019	AUD	4,844,450	16,498	—
U.S. Treasury 10-Year Note	52	12/2019	USD	6,776,250	—	(60,229)
U.S. Treasury 5-Year Note	8	12/2019	USD	953,188	—	(5,140)
U.S. Ultra Bond 10-Year Note	20	12/2019	USD	2,848,125	—	(32,698)
U.S. Ultra Treasury Bond	230	12/2019	USD	44,138,438	—	(1,375,924)
Total					250,125	(2,509,660)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(279)	12/2019	USD	(13,976,505)	500,010	—
TOPIX Index	(324)	12/2019	JPY	(5,145,120,000)	—	(1,565,911)
Total					500,010	(1,565,911)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	17,573,150	118	3,070.00	12/20/2019	215,063	210,630

4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	09/08/2027	JPY	259,538,000	58,977	—	—	58,977	—
Fixed rate of 0.285%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	12/06/2027	JPY	227,882,000	66,965	—	—	66,965	—
Fixed rate of 0.293%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	04/05/2028	JPY	3,535,770,528	1,090,266	—	—	1,090,266	—
6-Month EURIBOR	Fixed rate of 1.006%	Receives SemiAnnually, Pays Annually	Morgan Stanley	05/04/2028	EUR	6,119,789	(758,702)	—	—	—	(758,702)
Fixed rate of 0.403%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/03/2028	JPY	1,539,121,000	610,171	—	—	610,171	—
Fixed rate of 0.325%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/05/2028	JPY	2,918,942,000	993,585	—	—	993,585	—
Fixed rate of 2.773%	6-Month AUD BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	12/04/2028	AUD	23,802,000	2,414,925	—	—	2,414,925	—
Fixed rate of 0.245%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	12/05/2028	JPY	1,413,918,000	378,772	—	—	378,772	—
6-Month EURIBOR	Fixed rate of 0.184%	Receives SemiAnnually, Pays Annually	Morgan Stanley	07/03/2029	EUR	15,895,000	(621,378)	—	—	—	(621,378)
Fixed rate of 1.855%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/01/2029	CAD	4,151,000	21,187	—	—	21,187	—
Fixed rate of 0.013%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/05/2029	JPY	1,699,678,000	81,575	—	—	81,575	—
6-Month EURIBOR	Fixed rate of 0.002%	Receives SemiAnnually, Pays Annually	Morgan Stanley	08/05/2029	EUR	10,559,000	(192,921)	—	—	—	(192,921)
Fixed rate of 1.511%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	09/03/2029	CAD	33,071,000	(627,806)	—	—	—	(627,806)
Fixed rate of 1.098%	6-Month AUD BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	09/04/2029	AUD	28,640,000	(123,964)	—	—	—	(123,964)
3-Month USD LIBOR	Fixed rate of 1.384%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	09/05/2029	USD	26,559,000	490,561	—	—	490,561	—
Fixed rate of -0.133%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	09/05/2029	JPY	3,496,298,000	(313,071)	—	—	—	(313,071)
Total							3,569,142	—	—	6,206,984	(2,637,842)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	2.079	USD	18,501,000	(7,733)	—	—	—	(7,733)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.504	USD	10,965,000	22,746	—	—	22,746	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	5,784,000	631	—	—	631	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	9,117,000	(2,097)	—	—	—	(2,097)
Markit iTraxx Europe Crossover Index, Series 32	Morgan Stanley	12/20/2024	5.000	Quarterly	2.316	EUR	2,830,000	(29,590)	—	—	—	(29,590)
Total								(16,043)	—	—	23,377	(39,420)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	1.971%
3-Month USD LIBOR	London Interbank Offered Rate	2.085%
6-Month AUD BBA LIBOR	London Interbank Offered Rate	1.050%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.386%)
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.051%)
Notes to Consolidated Portfolio of Investments
(a)	Non-income producing investment.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $11,144,333, which represents 4.36% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	132,548,866	424,122,842	(381,399,221)	175,272,487	(1,579)	1,024	2,666,345	175,254,960
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2019 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	7